Revenues - Schedule of Amount of Transaction Prices Allocated to the Remaining Performance Obligations (Details)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)
Amounts expected to be recognized as revenue:
Amounts expected to be recognized as revenue			$ 3,652,174
Within one year [Member]
Amounts expected to be recognized as revenue:
Amounts expected to be recognized as revenue			2,086,957
After one year [Member]
Amounts expected to be recognized as revenue:
Amounts expected to be recognized as revenue			$ 1,565,217